Financial risk management - Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ 265,298	₩ (122,382)
Recognized profit or loss from the financial instruments held as of December 31	425,308	26,867
Net gain (loss) on financial assets at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	619,111	(8,495)
Recognized profit or loss from the financial instruments held as of December 31	322,974	(179,989)
Net gain (loss) on financial liabilities designated at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(273,536)	(196,743)
Recognized profit or loss from the financial instruments held as of December 31	186,003	189,885
Net gain (loss) on securities at fair value through other comprehensive income
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	448	(2,094)
Recognized profit or loss from the financial instruments held as of December 31	0	(2,094)
Net other operating income (expense)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(80,725)	84,950
Recognized profit or loss from the financial instruments held as of December 31	₩ (83,669)	₩ 19,065